Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2020

AFCI-QTLY-0620
1.800322.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	7,403	$1,152,055
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	11,708	937,928
Diversified Consumer Services - 1.3%
Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	8,300	966,535
Grand Canyon Education, Inc. (a)	34,365	2,956,077
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,010	767,237
		4,689,849
Entertainment - 0.3%
Movies & Entertainment - 0.3%
Netflix, Inc. (a)	1,668	700,310
World Wrestling Entertainment, Inc. Class A	10,107	449,458
		1,149,768
Food & Staples Retailing - 2.1%
Food Distributors - 0.9%
Performance Food Group Co. (a)	66,308	1,946,140
U.S. Foods Holding Corp. (a)	51,976	1,117,484
		3,063,624
Food Retail - 0.2%
Kroger Co.	23,000	727,030
Hypermarkets & Super Centers - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	88,490	2,328,172
Walmart, Inc.	10,163	1,235,313
		3,563,485

TOTAL FOOD & STAPLES RETAILING		7,354,139

Hotels, Restaurants & Leisure - 16.1%
Casinos & Gaming - 1.2%
Churchill Downs, Inc.	25,422	2,547,793
Eldorado Resorts, Inc. (a)(b)	66,785	1,431,870
		3,979,663
Hotels, Resorts & Cruise Lines - 1.8%
Hilton Grand Vacations, Inc. (a)	43,183	889,570
Hilton Worldwide Holdings, Inc.	41,700	3,157,107
Marriott Vacations Worldwide Corp.	27,846	2,311,218
		6,357,895
Leisure Facilities - 1.9%
Drive Shack, Inc. (a)	150,137	198,181
Planet Fitness, Inc. (a)	59,904	3,614,008
Vail Resorts, Inc.	16,817	2,875,707
		6,687,896
Restaurants - 11.2%
ARAMARK Holdings Corp.	84,117	2,297,235
Chipotle Mexican Grill, Inc. (a)	6,028	5,295,899
Darden Restaurants, Inc.	6,400	472,256
McDonald's Corp.	88,608	16,619,316
Noodles & Co. (a)	75,263	470,394
Restaurant Brands International, Inc.	5,100	248,780
Starbucks Corp.	182,491	14,002,534
		39,406,414

TOTAL HOTELS, RESTAURANTS & LEISURE		56,431,868

Household Durables - 3.0%
Homebuilding - 3.0%
D.R. Horton, Inc.	95,919	4,529,295
Lennar Corp. Class A	53,207	2,664,074
NVR, Inc. (a)	1,114	3,453,400
		10,646,769
Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	1,114	1,500,224
Internet & Direct Marketing Retail - 28.1%
Internet & Direct Marketing Retail - 28.1%
Amazon.com, Inc. (a)	35,750	88,445,501
Delivery Hero AG (a)(c)	3,200	270,017
The Booking Holdings, Inc. (a)	6,122	9,064,050
The RealReal, Inc.	33,505	393,349
Wayfair LLC Class A (a)	3,519	436,497
		98,609,414
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	8,219	1,010,937
Multiline Retail - 7.2%
General Merchandise Stores - 7.2%
B&M European Value Retail SA	196,476	823,552
Dollar General Corp.	60,558	10,615,817
Dollar Tree, Inc. (a)	103,572	8,251,581
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	58,321	3,960,579
Target Corp.	13,800	1,514,412
		25,165,941
Road & Rail - 0.2%
Trucking - 0.2%
Lyft, Inc. (a)	19,300	633,619
Specialty Retail - 24.8%
Apparel Retail - 7.9%
Burlington Stores, Inc. (a)	58,225	10,637,125
Ross Stores, Inc.	71,946	6,572,987
The Children's Place Retail Stores, Inc.	30,116	890,229
TJX Companies, Inc.	195,748	9,601,439
		27,701,780
Automotive Retail - 2.5%
AutoZone, Inc. (a)	3,107	3,170,134
Monro, Inc.	17,202	954,539
O'Reilly Automotive, Inc. (a)	12,108	4,677,805
		8,802,478
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	39,872	3,059,379
Home Improvement Retail - 12.5%
Floor & Decor Holdings, Inc. Class A (a)	33,606	1,424,894
Lowe's Companies, Inc.	129,472	13,562,192
The Home Depot, Inc.	132,218	29,065,483
		44,052,569
Specialty Stores - 1.0%
Five Below, Inc. (a)	21,503	1,938,710
National Vision Holdings, Inc. (a)	26,078	691,067
Sally Beauty Holdings, Inc. (a)	51,700	502,007
Ulta Beauty, Inc. (a)	2,159	470,489
		3,602,273

TOTAL SPECIALTY RETAIL		87,218,479

Textiles, Apparel & Luxury Goods - 8.3%
Apparel, Accessories & Luxury Goods - 3.8%
adidas AG	6,884	1,575,972
Canada Goose Holdings, Inc. (a)(b)	17,066	407,539
Capri Holdings Ltd. (a)	73,879	1,126,655
Carter's, Inc.	12	938
G-III Apparel Group Ltd. (a)	16,205	183,603
Hermes International SCA	516	377,613
lululemon athletica, Inc. (a)	4,670	1,043,652
LVMH Moet Hennessy Louis Vuitton SE	4,615	1,784,127
PVH Corp.	68,216	3,358,274
Tapestry, Inc.	122,620	1,824,586
VF Corp.	30,834	1,791,455
		13,474,414
Footwear - 4.5%
Deckers Outdoor Corp. (a)	15,900	2,365,284
NIKE, Inc. Class B	151,954	13,247,350
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	400	11,272
		15,623,906

TOTAL TEXTILES, APPAREL & LUXURY GOODS		29,098,320

TOTAL COMMON STOCKS
(Cost $216,182,418)		325,599,310

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)
(Cost $4,548,904)	4,548,449	4,548,904
TOTAL INVESTMENT IN SECURITIES - 94.0%
(Cost $220,731,322)		330,148,214
NET OTHER ASSETS (LIABILITIES) - 6.0%		21,144,171
NET ASSETS - 100%		$351,292,385

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,017 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,241
Fidelity Securities Lending Cash Central Fund	38,321
Total	$50,562

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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